Investment in operating joint venture	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
8. Investment in operating joint venture

	December 31, 2012	December 31, 2011
Unlisted equity investment, at cost	$8,138,675	$8,138,675
Share of loss and other comprehensive
loss, net of dividend received	(12,946,118)	(12,946,118)
Loan advances	65,746,777	65,746,777
	$60,939,334	$60,939,334
Less: Forfeiture of investment fund	(754,979)	(754,979)
Provision for impairment on investment	(9,806,150)	(9,806,150)
Disposal of investment	(50,378,205)	-
	$-	$50,378,205

Binzhou Broadcasting and Television Information Network Co., Ltd

On October 1, 2007, the Company through JYNT entered into a joint venture partnership with its partner Binzhou SOE and formed Binzhou Broadcasting and Television Information Network Co., Ltd. (“Binzhou Broadcasting”) and agreed to acquire 49% equity interest in Binzhou Broadcasting. The principal activity of Binzhou Broadcasting is provision of cable network services. Up to the reporting date, JYNT had only contributed $14 million to Binzhou Broadcasting and there was a further capital contribution of $16 million had been due but not yet settled.

During the year ended December 31, 2011, Binzhou SOE charged a penalty of $754,979 (RMB5,000,000) against JYNT for the failure of settlement of further capital contribution of $16 million in accordance with the “Amendment Framework Agreement”. As a result, the economic benefit percentage of JYNT and Binzhou SOE in Binzhou Broadcasting will be proportionally adjusted to reflect the actual fund provided and the deduction of penalty. Meanwhile, both parties shall negotiate the existence and continued operation of the Binzhou Broadcasting triggered such failure of the obligation of JYNT.

In late 2010, the Government of Shandong Province made an announcement for the consolidation of its provincial cable assets in Shandong Province. In accordance with “Lu Ban Fa” (2010) No.18, the Province will create a new company namely “Shandong Broadcasting and Television Network Co., Ltd.” and required all the cable network companies in Shandong Province to transfer all its assets and revenue to Shandong Broadcasting and Television Network Co., Ltd. Under this government policy, Binzhou Broadcasting is also required to transfer all its assets and revenue to the new company with effective from September 16, 2011. The business operation of Binzhou Broadcasting was suspended since then. All the contractual agreement and the exclusive services agreement made between JYNT, Binzhou SOE and Binzhou Broadcasting were effectively terminated accordingly. The Company is still in the process of negotiation on the compensation of its investments in Binzhou Broadcasting with its joint venture partner, Binzhou SOE. However, the business operation has been transferred to Shandong Broadcasting and Television Network Co., Ltd. since September 16, 2011 although Binzhou Broadcasting still holds all the operating assets.

The Company believes a settlement can be reached with Binzhou SOE and/or Shandong Broadcasting and Television Network Co., Ltd. to receive a compensation for its investment which will be more than its carrying value. However, the settlement of such compensation was uncertain at the reporting date. Therefore, the management decided to make a full provision on its investment cost and loan advances, totalling $9,806,150.

Hubei Chutian Video Communication Network Co., Ltd

On June 16, 2008, the Company through JYNT entered into a joint venture partnership with its partner Hubei SOE and formed Hubei Chutian Video Communication Network Co., Ltd. (‘Hubei Chutian”) and agreed to acquire 49% equity interest in Hubei Chutian.

The principal activity of Hubei Chutian is provision of cable network services. The Company accounts for the percentage of investment, under the equity method of accounting, based on actual equity contribution made by JYNT at each of the reporting date.

JYNT and Hubei SOE entered into a Termination Agreement on March 22, 2012 and an Equity Transfer Agreement on June 15, 2012, pursuant to which the parties agreed to consideration of $59,451,471 (RMB374,140,000) for the purchase by Hubei SOE of the assets and equity interest in Hubei Chutian. JYNT agreed to transfer back all 49% equity interest of Hubei Chutian to Hubei SOE and to terminate the joint venture contractual agreement, technical services agreement and loan agreement with Hubei Chutian and Hubei SOE respectively. Hubei Chutian was no longer the operating joint venture of JYNT. The total gain on disposal of investment was $7,889,513 after deducting the total investment of $50,378,205 and accumulated translation adjustment of $1,183,753.